Portfolio of investments—December 31, 2025 (unaudited)
Portfolio of investments

	Shares	Value
Common stocks: 97.80%
Communication services: 1.46%
Entertainment: 1.46%
Roku, Inc.†	84,076	$9,121,405
Consumer discretionary: 12.67%
Automobile components: 1.29%
Gentherm, Inc.†	222,945	8,108,510
Hotels, restaurants & leisure: 2.49%
DraftKings, Inc. Class A†	162,861	5,612,190
Planet Fitness, Inc. Class A†	91,758	9,952,990
		15,565,180
Household durables: 1.71%
Toll Brothers, Inc.	78,945	10,674,943
Specialty retail: 7.18%
AutoNation, Inc.†	40,607	8,384,533
Burlington Stores, Inc.†	28,936	8,358,164
Chewy, Inc. Class A†	222,449	7,351,939
National Vision Holdings, Inc.†	367,277	9,483,092
Revolve Group, Inc.†	375,740	11,343,591
		44,921,319
Energy: 2.58%
Oil, gas & consumable fuels: 2.58%
Antero Resources Corp.†	280,613	9,669,924
Coterra Energy, Inc.	246,663	6,492,170
		16,162,094
Financials: 17.77%
Banks: 6.09%
Ameris Bancorp	129,656	9,629,551
Axos Financial, Inc.†	98,523	8,488,742
Webster Financial Corp.	159,016	10,008,467
Wintrust Financial Corp.	71,295	9,968,467
		38,095,227
Capital markets: 3.20%
Cboe Global Markets, Inc.	39,836	9,998,836
Raymond James Financial, Inc.	62,577	10,049,240
		20,048,076
Financial services: 1.40%
Essent Group Ltd.	134,801	8,763,413
Insurance: 7.08%
Arch Capital Group Ltd.†	65,818	6,313,263
Axis Capital Holdings Ltd.	76,981	8,243,895
First American Financial Corp.	126,817	7,791,636
See accompanying notes to portfolio of investments
Allspring Common Stock Fund | 1

Portfolio of investments—December 31, 2025 (unaudited)

	Shares	Value
Insurance(continued)
HCI Group, Inc.	30,233	$5,795,364
Reinsurance Group of America, Inc.	39,139	7,963,221
Unum Group	105,497	8,176,018
		44,283,397
Health care: 11.81%
Health care equipment & supplies: 2.70%
Haemonetics Corp.†	102,057	8,179,868
LivaNova PLC†	141,458	8,703,911
		16,883,779
Health care providers & services: 2.47%
HealthEquity, Inc.†	108,375	9,928,234
Humana, Inc.	21,592	5,530,359
		15,458,593
Health care technology: 0.39%
Schrodinger, Inc.†	135,898	2,429,856
Life sciences tools & services: 6.25%
Azenta, Inc.†	317,504	10,560,183
Bio-Rad Laboratories, Inc. Class A†	44,296	13,421,245
Bruker Corp.	187,245	8,821,112
ICON PLC ADR†	34,723	6,327,225
		39,129,765
Industrials: 23.95%
Aerospace & defense: 4.10%
BWX Technologies, Inc.	53,268	9,206,841
Melrose Industries PLC	1,118,199	8,868,817
V2X, Inc.†	138,985	7,581,632
		25,657,290
Building products: 3.83%
AAON, Inc.	100,859	7,690,499
AZZ, Inc.	81,365	8,720,700
Carlisle Cos., Inc.	23,609	7,551,575
		23,962,774
Commercial services & supplies: 2.13%
Montrose Environmental Group, Inc.†	299,996	7,448,901
Republic Services, Inc. Class A	27,919	5,916,873
		13,365,774
Construction & engineering: 1.78%
API Group Corp.†	290,807	11,126,276
See accompanying notes to portfolio of investments
2 | Allspring Common Stock Fund

Portfolio of investments—December 31, 2025 (unaudited)

	Shares	Value
Electrical equipment: 3.66%
Allient, Inc.	212,185	$11,404,944
Regal Rexnord Corp.	81,896	11,491,647
		22,896,591
Marine transportation: 1.67%
Kirby Corp.†	95,012	10,468,422
Passenger airlines: 1.12%
Alaska Air Group, Inc.†	139,069	6,995,171
Professional services: 0.68%
TransUnion	49,400	4,236,050
Trading companies & distributors: 4.98%
Herc Holdings, Inc.	75,154	11,151,351
QXO, Inc.†	510,594	9,849,358
WESCO International, Inc.	41,474	10,146,199
		31,146,908
Information technology: 15.92%
Electronic equipment, instruments & components: 5.83%
Littelfuse, Inc.	38,176	9,655,474
Mirion Technologies, Inc. Class A†	337,587	7,906,288
Ralliant Corp.	178,655	9,095,326
Teledyne Technologies, Inc.†	19,274	9,843,810
		36,500,898
IT services: 1.16%
Okta, Inc.†	84,162	7,277,488
Semiconductors & semiconductor equipment: 5.57%
Allegro MicroSystems, Inc.†	261,162	6,889,454
Marvell Technology, Inc.	193,074	16,407,428
ON Semiconductor Corp.†	213,551	11,563,787
		34,860,669
Software: 3.36%
CCC Intelligent Solutions Holdings, Inc.†	802,558	6,380,336
Dynatrace, Inc.†	182,632	7,915,271
SPS Commerce, Inc.†	75,116	6,695,089
		20,990,696
Materials: 7.59%
Chemicals: 2.18%
Ashland, Inc.	134,017	7,862,778
Westlake Corp.	78,579	5,810,131
		13,672,909
See accompanying notes to portfolio of investments
Allspring Common Stock Fund | 3

Portfolio of investments—December 31, 2025 (unaudited)

	Shares	Value
Containers & packaging: 2.23%
Crown Holdings, Inc.	88,683	$9,131,689
International Paper Co.	123,164	4,851,430
		13,983,119
Metals & mining: 1.63%
Commercial Metals Co.	147,186	10,188,215
Paper & forest products: 1.55%
Louisiana-Pacific Corp.	119,719	9,668,506
Real estate: 4.05%
Industrial REITs: 1.46%
Terreno Realty Corp.	155,315	9,118,544
Residential REITs: 1.25%
Sun Communities, Inc.	63,263	7,838,918
Specialized REITs: 1.34%
SBA Communications Corp. Class A	43,498	8,413,818
Total common stocks (Cost $456,490,257)		612,014,593
Investment companies: 1.61%
Exchange-traded funds: 1.61%
State Street SPDR S&P Biotech ETF	82,609	10,072,515
Total investment companies (Cost $4,030,355)		10,072,515

		Yield
Short-term investments: 0.76%
Investment companies: 0.76%
Allspring Government Money Market Fund Select Class♠∞		3.71%	4,792,309	4,792,309
Total short-term investments (Cost $4,792,309)				4,792,309
Total investments in securities (Cost $465,312,921)	100.17%			626,879,417
Other assets and liabilities, net	(0.17)			(1,091,333)
Total net assets	100.00%			$625,788,084

†	Non-income-earning security
♠	The issuer of the security is an affiliated person of the Fund as defined in the Investment Company Act of 1940.
∞	The rate represents the 7-day annualized yield at period end.

Abbreviations:
ADR	American depositary receipt
REIT	Real estate investment trust
See accompanying notes to portfolio of investments
4 | Allspring Common Stock Fund

Portfolio of investments—December 31, 2025 (unaudited)

Investments in affiliates
An affiliated investment is an investment in which the Fund owns at least 5% of the outstanding voting shares of the issuer or as a result of other relationships, such as the Fund and the issuer having the same investment manager. Transactions with issuers that were affiliates of the Fund at the end of the period were as follows:
	Value, beginning of period	Purchases	Sales proceeds	Net realized gains (losses)	Net change in unrealized gains (losses)	Value, end of period	Shares, end of period	Income from affiliated securities
Short-term investments
Allspring Government Money Market Fund Select Class	$4,986,689	$35,663,274	$(35,857,654)	$0	$0	$4,792,309	4,792,309	$45,510
See accompanying notes to portfolio of investments
Allspring Common Stock Fund | 5

Notes to portfolio of investments—December 31, 2025 (unaudited)
Notes to portfolio of investments
Securities valuation
All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although the Fund may deviate from this calculation time under unusual or unexpected circumstances.
Equity securities and exchange-traded funds that are listed on a foreign or domestic exchange or market are valued at the official closing price or, if none, the last sales price.
The values of securities denominated in foreign currencies are translated into U.S. dollars at rates provided by an independent foreign currency pricing source at a time each business day specified by the Valuation Committee at Allspring Funds Management, LLC (“Allspring Funds Management”).
Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange and therefore may not fully reflect trading or events that occur after the close of the principal exchange in which the foreign securities are traded, but before the close of the New York Stock Exchange. If such trading or events are expected to materially affect the value of such securities, then fair value pricing procedures implemented by Allspring Funds Management are applied. These procedures take into account multiple factors including movements in U.S. securities markets after foreign exchanges close. Foreign securities that are fair valued under these procedures are categorized as Level 2 and the application of these procedures may result in transfers between Level 1 and Level 2. Depending on market activity, such fair valuations may be frequent. Such fair value pricing may result in net asset values that are higher or lower than net asset values based on the last reported sales price or latest quoted bid price. On December 31, 2025, such fair value pricing was not used in pricing certain foreign securities.
Investments in registered open-end investment companies (other than those listed on a foreign or domestic exchange or market) are valued at net asset value.
Investments which are not valued using any of the methods discussed above are valued at their fair value, as determined in good faith by Allspring Funds Management, which was named the valuation designee by the Board of Trustees. As the valuation designee, Allspring Funds Management is responsible for day-to-day valuation activities for the Allspring Funds. In connection with these responsibilities, Allspring Funds Management has established a Valuation Committee and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities. On a quarterly basis, the Board of Trustees receives reports of valuation actions taken by the Valuation Committee. On at least an annual basis, the Board of Trustees receives an assessment of the adequacy and effectiveness of Allspring Funds Management’s process for determining the fair value of the portfolio of investments.
Foreign currency translation
The accounting records of the Fund are maintained in U.S. dollars. The values of other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at  rates provided by an independent foreign currency pricing source at a time each business day specified by the Valuation Committee. Purchases and sales of securities, and income and expenses are converted at the rate of exchange on the respective dates of such transactions. Net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded and the U.S. dollar equivalent of the amounts actually paid or received. Net unrealized foreign exchange gains and losses arise from changes in the fair value of assets and liabilities other than investments in securities resulting from changes in exchange rates. The changes in net assets arising from changes in exchange rates of securities and the changes in net assets resulting from changes in market prices of securities are not separately presented. Such changes are included in net realized and unrealized gains or losses from investments.
Fair valuation measurements
Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:
•Level 1 – quoted prices in active markets for identical securities
•Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
•Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.
6 | Allspring Common Stock Fund

Notes to portfolio of investments—December 31, 2025 (unaudited)
The following is a summary of the inputs used in valuing the Fund’s assets and liabilities as of December 31, 2025:
	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in:
Common stocks
Communication services	$9,121,405	$0	$0	$9,121,405
Consumer discretionary	79,269,952	0	0	79,269,952
Energy	16,162,094	0	0	16,162,094
Financials	111,190,113	0	0	111,190,113
Health care	73,901,993	0	0	73,901,993
Industrials	149,855,256	0	0	149,855,256
Information technology	99,629,751	0	0	99,629,751
Materials	47,512,749	0	0	47,512,749
Real estate	25,371,280	0	0	25,371,280
Investment companies	10,072,515	0	0	10,072,515
Short-term investments
Investment companies	4,792,309	0	0	4,792,309
Total assets	$626,879,417	$0	$0	$626,879,417
Additional sector, industry or geographic detail, if any, is included in the Portfolio of investments.
At December 31, 2025, the Fund did not have any transfers into/out of Level 3.
Allspring Common Stock Fund | 7